Accrued Expenses	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued Expenses
Note 6 — Accrued Expenses

Accrued expenses as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Accrued Legal	$90,000	$52,000
Accrued Directors’ Compensation	77,000	30,000
Accrued Management Bonus	—	79,000
Accrued Accounting	—	15,000
Accrued Travel	84,000	—
Accrued Other	70,000	19,000
Accrued Expenses	$321,000	$195,000